N-4	Dec. 30, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
Entity Central Index Key	0000743415
Entity Investment Company Type	N-4
Document Period End Date	Dec. 30, 2022
Amendment Flag	false
Section 457 Contract
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	Charges
Transaction Charges	There are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.	Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Loan
interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.27%[1]	1.97%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	1.00%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $422	HIGHEST ANNUAL COST ESTIMATE: $3,041
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	Charges

Transaction Charges [Text Block]
Transaction Charges	There are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.	Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Loan
interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.27%[1]	1.97%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	1.00%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $422	HIGHEST ANNUAL COST ESTIMATE: $3,041
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.27%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.97%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of the Separate Account value. There are several classes of the Contract, each of which has a different Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the “Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.00%
Investment Options Footnotes [Text Block]	2 As a percentage of the net asset value of the Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $422	HIGHEST ANNUAL COST ESTIMATE: $3,041
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 422
Highest Annual Cost [Dollars]	$ 3,041
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
•Tax deferral is more beneficial to Participant with a long-term investment horizon.
•Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account

Investment Restrictions [Text Block]	Your ability to allocate Contributions among the Investment Alternatives is subject to any restrictions contained in your Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.We may remove an Underlying Fund or limit its availability to new Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.Because the Contract is purchased through a tax-qualified plan, there are no additional tax benefits to the contract.Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual performance in relation to individual sales objectives.With regard to non-cash compensation, representatives and certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.The existence of such forms of compensation could influence a registered representative to recommend this Contract over another investment.
Item 4. Fee Table [Text Block]	Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year.I.The first table describes the fees and expenses that you will pay when you become a I.Participant, when you surrender your Contract or participation interest or when you transfer your I.Account Value among I.Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.
Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Exchange Fee	None	None
Loan Fees				Uncollateralized Loans
			Collateralized Loans	Payroll Deduction	Home Billing
		Non-refundable Origination Fee	None	$75	$350
		Non-refundable Annual Loan Fee	None	$15	N/A
II.The next table describes the fees and expenses that you will pay each year during the time that you are a II.Participant (not including Underlying Fund fees and expenses).
ANNUAL CONTRACT EXPENSES
	Maximum	Standard	Tier 1 Reduced Fees (2)	Tier 2 Reduced Fees (2)	Tier 3 Reduced Fees (2)	Tier 4 Reduced Fees (2)	Tier 5 Reduced Fees (2)	Inactive Plans (3)
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(5)	2.00%	1.45%(4)	.25%(4)	.35%(4)	.45%(4)	.60%(4)	.95%(4)	1.95%(4)
Loan Interest Rate	Uncollateralized Loans: Interest Rate Credited to Amounts held in the General Account +3% Collateralized Loans: Prime Rate +1%
(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under “Charges”.(2)Reduced Fees. Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in the Charges section of this Prospectus. Plans that do not qualify for Reduced Fees because they have assets in the Separate Account and the General Account combined of less than $1 million, will be charged the Standard Separate Account annual charge.(3)Inactive Plans. An Inactive Plan will no longer be eligible for Standard separate account annual charges or Reduced Fees as of the last day of the quarter in which it became an Inactive Plan. For more information see “Charges”.(4)Reductions in Separate Account Annual Expenses. All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such Investment Alternatives equal to reimbursements we receive from service providers to those Investment Alternatives. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see “Charges”.(5)Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets	0.14%	1.00%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.14%	0.93%
*Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2024.Example
The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses and exclude Loan fees.The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.This example also assumes the maximum fees and expenses of the Underlying Funds during 2022, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Exchange Fee (of Other Amount), Current [Percent]	0.00%
Administrative Expense, Maximum [Dollars]	$ 24
Administrative Expense, Current [Dollars]	$ 24
Administrative Expense, Footnotes [Text Block]	Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver or reduction as discussed in “Monthly Participant Charges” under “Charges”.
Base Contract Expense (of Average Account Value), Maximum [Percent]	2.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.45%
Base Contract Expense, Footnotes [Text Block]	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets	0.14%	1.00%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.14%	0.93%

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	1.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,530
Surrender Expense, 3 Years, Maximum [Dollars]	7,976
Surrender Expense, 5 Years, Maximum [Dollars]	13,980
Surrender Expense, 10 Years, Maximum [Dollars]	$ 31,822
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the ContractContract RisksYou can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected.The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited.Investment RiskYou bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.General Account RiskWith respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.Tax ConsequencesExcept for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts.Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the ContractThe following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during accumulation period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Optional Loans
To borrow using
your Account Value
as collateral
security for the loan
or, if your
Employer’s Plan
provides for loans to
be made using a
trust, you will
withdraw the loan
amount from your
Account Value
Optional
For collateralized
loans, the maximum
loan interest rate is
3% higher than the
interest rate
credited to amounts
held in the General
Account. For
uncollateralized
loans, the maximum
loan interest is the
Prime Rate +1%.
The origination fee
for loans repaid by
payroll deduction is
$75, with an annual
fee of $15 per year.
There is a $350
origination fee for
loans repaid
through home
billing.

If you have a loan
under a Plan
secured by all or
part of your
Account Value, we
restrict your transfer
or withdrawal from
the General
Account of the loan
collateral security
amount. In certain
401(k) Plans, loans
may be made under
a trust, which may
not be secured by
any amounts held
under a contract.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during accumulation period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Optional Loans
To borrow using
your Account Value
as collateral
security for the loan
or, if your
Employer’s Plan
provides for loans to
be made using a
trust, you will
withdraw the loan
amount from your
Account Value
Optional
For collateralized
loans, the maximum
loan interest rate is
3% higher than the
interest rate
credited to amounts
held in the General
Account. For
uncollateralized
loans, the maximum
loan interest is the
Prime Rate +1%.
The origination fee
for loans repaid by
payroll deduction is
$75, with an annual
fee of $15 per year.
There is a $350
origination fee for
loans repaid
through home
billing.

If you have a loan
under a Plan
secured by all or
part of your
Account Value, we
restrict your transfer
or withdrawal from
the General
Account of the loan
collateral security
amount. In certain
401(k) Plans, loans
may be made under
a trust, which may
not be secured by
any amounts held
under a contract.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Descriptionof Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Operation of Benefit [Text Block]	Death Benefit During the Accumulation Period
We will pay a death benefit to your Beneficiary upon your death during the Accumulation Period. We will pay the death benefit after we have received at our home office in New York City: •due proof of death, generally a certified copy of your death certificate;•notification of election by the Beneficiary(ies) of the form of payment of death benefit; and•claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.The amount of the death benefit will be the value of your Account Value, less outstanding loans and interest, as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed. Form of Death Benefit Payment. We will pay the death benefit to the Beneficiary who is a natural person no later than the end of the 10th year following your death, unless the Beneficiary is an "eligible designated beneficiary," defined as an individual who was designated as your beneficiary prior to your death and is on the date of your death (i) your surviving spouse, (ii) your child under the age of majority, (iii) a disabled individual within the meaning of Code Section 72(m)(7), (iv) a chronically ill individual within the meaning of Code Section 7702B(c)(2), or (v) any other person who is not more than 10 years younger than you at the time of your death. For an eligible designated beneficiary, distributions can be made over the life or life expectancy of the beneficiary beginning the year after your death, unless the designated beneficiary is a minor child, in which case the distribution must be made within 10 years of the child reaching the age of majority.Death Benefit After the Annuity Commencement Date
If you, as Annuitant, die (and the joint Annuitant dies, if the form is a joint annuity) on or after the Annuity Commencement Date, your Beneficiary will receive the benefit (if any) provided by the form of annuity under which we were making Annuity Payments. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date.
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Funds Available As Investment Options Under the ContractsThe following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/457Funds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	Mutual of America Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	-18.24%	9.25%	12.37%
Equity Fund Seeks to outperform S&P 500® Index* by investing in a diversified portfolio of primarily common stocks	Mutual of America All America Fund Adviser: Mutual of America Capital Management LLC	0.54%	-17.70%	7.53%	10.88%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.82%	-9.82%	3.10%	7.12%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.83%	-28.37%	4.64%	9.35%
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	Mutual of America Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	-16.31%			4.06%[2]
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.70%	-10.67%	6.14%	9.71%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	Mutual of America Mid-Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.16%	-13.23%	6.52%	10.58%
Equity Fund Seeks capital appreciation	Mutual of America International Fund Adviser: Mutual of America Capital Management LLC	0.14%	-11.09%	2.17%	4.71%
Equity Fund Seeks capital growth	American Century VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.57%	-27.92%	8.26%		9.16%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company.	0.57%	-21.86%	2.58%	4.53%
Equity Fund Seeks capital appreciation	Delaware VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	-12.09%	4.35%	9.21%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	-30.74%	9.80%	13.25%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.51%	-4.96%	8.16%	10.19%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.60%	-26.31%	8.66%	11.43%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.61%	-14.74%	5.95%	9.96%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P,	0.81%	-19.38%	4.33%	9.20%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.57%	-19.74%	7.47%	12.14%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	-20.13%	7.15%	10.76%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	-8.79%	7.58%	10.86%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	-38.50%	5.16%	11.68%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC.	0.29%	-11.49%	8.08%	10.08%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	-36.36%	0.04%	8.86%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	Mutual of America Money Market Fund Adviser: Mutual of America Capital Management LLC	0.24%	1.31%	1.03%	0.56%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital.	Mutual of America Mid-Term Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	-7.66%	0.27%	1.04%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	Mutual of America Bond Fund Adviser: Mutual of America Capital Management LLC	0.43%	-12.79%	-0.48%	1.13%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.	0.62%	-11.77%	2.11%	1.05%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	-13.21%	-0.10%	0.92%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.	Mutual of America Composite Fund Adviser: Mutual of America Capital Management LLC	0.54%	-12.02%	5.76%	7.55%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.60%	-14.94%	3.75%	5.66%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management.	0.64%	-15.41%	6.32%	7.57%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	Mutual of America Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.41%	-12.44%	2.88%	4.41%
Balanced Fund Seeks capital appreciation and current income	Mutual of America Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.30%	-13.91%	4.57%	6.82%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.31%	-15.24%	5.37%	8.38%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	Mutual of America Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.47%	-11.12%	2.25%	3.89%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2015 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.48%	-12.38%	2.67%	5.30%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2020 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.42%	-13.06%	3.27%	6.15%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2025 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.38%	-13.56%	3.91%	7.12%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2030 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.35%	-14.14%	4.73%	8.04%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2035 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.33%	-15.20%	5.20%	8.61%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2040 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.31%	-15.37%	5.65%	8.91%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2045 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.30%	-15.59%	5.66%	8.94%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2050 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.31%	-15.66%	5.62%	8.97%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2055 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.34%	-15.77%	5.67%		7.99%[4]
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2060 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.39%	-15.72%			6.05%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2065 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.26%	-15.54%			8.40%[6]
[1]The reported expense ratio for the following funds is net of fee waivers that may not continue: Mutual of America Small Cap Equity Index Fund, American Century VP Capital Appreciation Fund, American Funds Insurance Series New World Fund, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio, Victory RS Small Cap Growth Equity VIP Series, Mutual of America 2065 Retirement Fund. Refer to the prospectuses of the Underlying Funds for more information.[2]Since inception date July 2, 2018.[3]Since inception date September 22, 2017.[4]Since inception date October 1, 2016.[5]Since inception date July 2, 2018.[6]Since inception date August 3, 2020.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/457Funds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	Mutual of America Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	-18.24%	9.25%	12.37%
Equity Fund Seeks to outperform S&P 500® Index* by investing in a diversified portfolio of primarily common stocks	Mutual of America All America Fund Adviser: Mutual of America Capital Management LLC	0.54%	-17.70%	7.53%	10.88%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.82%	-9.82%	3.10%	7.12%
Equity Fund Seeks capital appreciation	Mutual of America Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.83%	-28.37%	4.64%	9.35%
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	Mutual of America Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	-16.31%			4.06%[2]
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.70%	-10.67%	6.14%	9.71%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	Mutual of America Mid-Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.16%	-13.23%	6.52%	10.58%
Equity Fund Seeks capital appreciation	Mutual of America International Fund Adviser: Mutual of America Capital Management LLC	0.14%	-11.09%	2.17%	4.71%
Equity Fund Seeks capital growth	American Century VP Capital Appreciation Fund Adviser: American Century Investment Management, Inc.	0.57%	-27.92%	8.26%		9.16%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company.	0.57%	-21.86%	2.58%	4.53%
Equity Fund Seeks capital appreciation	Delaware VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	-12.09%	4.35%	9.21%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	-30.74%	9.80%	13.25%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.51%	-4.96%	8.16%	10.19%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.60%	-26.31%	8.66%	11.43%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.61%	-14.74%	5.95%	9.96%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P,	0.81%	-19.38%	4.33%	9.20%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.57%	-19.74%	7.47%	12.14%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	-20.13%	7.15%	10.76%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	-8.79%	7.58%	10.86%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.93%	-18.45%	7.40%	10.89%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	-38.50%	5.16%	11.68%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC.	0.29%	-11.49%	8.08%	10.08%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	0.41%	-30.12%	4.45%	7.58%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	-36.36%	0.04%	8.86%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	-26.30%	3.69%	6.36%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	Mutual of America Money Market Fund Adviser: Mutual of America Capital Management LLC	0.24%	1.31%	1.03%	0.56%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital.	Mutual of America Mid-Term Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	-7.66%	0.27%	1.04%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	Mutual of America Bond Fund Adviser: Mutual of America Capital Management LLC	0.43%	-12.79%	-0.48%	1.13%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC.	0.62%	-11.77%	2.11%	1.05%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	-13.21%	-0.10%	0.92%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.	Mutual of America Composite Fund Adviser: Mutual of America Capital Management LLC	0.54%	-12.02%	5.76%	7.55%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.60%	-14.94%	3.75%	5.66%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management.	0.64%	-15.41%	6.32%	7.57%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	Mutual of America Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.41%	-12.44%	2.88%	4.41%
Balanced Fund Seeks capital appreciation and current income	Mutual of America Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.30%	-13.91%	4.57%	6.82%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	Mutual of America Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.31%	-15.24%	5.37%	8.38%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	Mutual of America Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.47%	-11.12%	2.25%	3.89%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2015 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.48%	-12.38%	2.67%	5.30%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2020 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.42%	-13.06%	3.27%	6.15%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2025 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.38%	-13.56%	3.91%	7.12%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2030 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.35%	-14.14%	4.73%	8.04%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2035 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.33%	-15.20%	5.20%	8.61%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2040 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.31%	-15.37%	5.65%	8.91%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2045 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.30%	-15.59%	5.66%	8.94%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2050 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.31%	-15.66%	5.62%	8.97%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2055 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.34%	-15.77%	5.67%		7.99%[4]
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2060 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.39%	-15.72%			6.05%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	Mutual of America2065 Retirement Fund Adviser: Mutual of America Capital Management LLC	0.26%	-15.54%			8.40%[6]
[1]The reported expense ratio for the following funds is net of fee waivers that may not continue: Mutual of America Small Cap Equity Index Fund, American Century VP Capital Appreciation Fund, American Funds Insurance Series New World Fund, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio, Victory RS Small Cap Growth Equity VIP Series, Mutual of America 2065 Retirement Fund. Refer to the prospectuses of the Underlying Funds for more information.[2]Since inception date July 2, 2018.[3]Since inception date September 22, 2017.[4]Since inception date October 1, 2016.[5]Since inception date July 2, 2018.[6]Since inception date August 3, 2020.
Section 457 Contract | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment RiskYou bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
Section 457 Contract | GeneralAccountRiskMember
Prospectus:
Principal Risk [Text Block]	General Account RiskWith respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Section 457 Contract | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax ConsequencesExcept for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts.
Section 457 Contract | BusinessDisruptionandCybersecurityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
Section 457 Contract | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Contract RisksYou can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected.The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited.
Section 457 Contract | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.In particular:•Tax deferral is more beneficial to Participant with a long-term investment horizon.•Withdrawals are subject to ordinary income tax and may be subject to tax penalties.•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Section 457 Contract | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the performance of the Underlying Funds. Each investment option available under the Contract, including the General Account, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.
Section 457 Contract | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
Section 457 Contract | MutualofAmericaInvestmentCorporationEquityIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)
Portfolio Company Name [Text Block]	Mutual of America Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.24%)
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	12.37%
Section 457 Contract | MutualofAmericaInvestmentCorporationAllAmericaFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to outperform S&P 500® Index* by investing in a diversified portfolio of primarily common stocks
Portfolio Company Name [Text Block]	Mutual of America All America Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(17.70%)
Average Annual Total Returns, 5 Years [Percent]	7.53%
Average Annual Total Returns, 10 Years [Percent]	10.88%
Section 457 Contract | MutualofAmericaInvestmentCorporationSmallCapValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Mutual of America Small Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(9.82%)
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Section 457 Contract | MutualofAmericaInvestmentCorporationSmallCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Mutual of America Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(28.37%)
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncSmallCapEquityIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P SmallCap 600® Index
Portfolio Company Name [Text Block]	Mutual of America Small Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	(16.31%)
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncMidCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	Mutual of America Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(10.67%)
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncMidCapEquityIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P MidCap 400® Index
Portfolio Company Name [Text Block]	Mutual of AmericaMid-Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	(13.23%)
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	10.58%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Mutual of AmericaInternational Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(11.09%)
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	4.71%
Section 457 Contract | AmericanCenturyVPCapitalAppreciationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital growth
Portfolio Company Name [Text Block]	American Century VP Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(27.92%)
Average Annual Total Returns, 5 Years [Percent]	8.26%
Section 457 Contract | AmericanFundsInsuranceSeriesNewWorldFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series New World Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(21.86%)
Average Annual Total Returns, 5 Years [Percent]	2.58%
Average Annual Total Returns, 10 Years [Percent]	4.53%
Section 457 Contract | DelawareVIPSmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series
Portfolio Company Adviser [Text Block]	Delaware Management
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(12.09%)
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	9.21%
Section 457 Contract | DWSCapitalGrowthVIPMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	DWS Capital Growth VIP
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	(30.74%)
Average Annual Total Returns, 5 Years [Percent]	9.80%
Average Annual Total Returns, 10 Years [Percent]	13.25%
Section 457 Contract | FidelityVIPEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(4.96%)
Average Annual Total Returns, 5 Years [Percent]	8.16%
Average Annual Total Returns, 10 Years [Percent]	10.19%
Section 457 Contract | FidelityVIPContrafundPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund®Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(26.31%)
Average Annual Total Returns, 5 Years [Percent]	8.66%
Average Annual Total Returns, 10 Years [Percent]	11.43%
Section 457 Contract | FidelityVIPMidCapPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(14.74%)
Average Annual Total Returns, 5 Years [Percent]	5.95%
Average Annual Total Returns, 10 Years [Percent]	9.96%
Section 457 Contract | GoldmanSachsVITSmallCapEquityInsightsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P,
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(19.38%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	9.20%
Section 457 Contract | GoldmanSachsVITUSEquityInsightsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital and dividend income
Portfolio Company Name [Text Block]	Goldman Sachs VIT US Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(19.74%)
Average Annual Total Returns, 5 Years [Percent]	7.47%
Average Annual Total Returns, 10 Years [Percent]	12.14%
Section 457 Contract | InvescoVIMainStreetFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(20.13%)
Average Annual Total Returns, 5 Years [Percent]	7.15%
Average Annual Total Returns, 10 Years [Percent]	10.76%
Section 457 Contract | MFSVITIIIMidCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	(8.79%)
Average Annual Total Returns, 5 Years [Percent]	7.58%
Average Annual Total Returns, 10 Years [Percent]	10.86%
Section 457 Contract | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(18.45%)
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	10.89%
Section 457 Contract | TRowePriceBlueChipGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth with income as secondary objective
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(38.50%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	11.68%
Section 457 Contract | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation and income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio®
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(11.49%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Section 457 Contract | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio®
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Section 457 Contract | VictoryRSSmallCapGrowthEquityVIPSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth Equity VIP Series
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(36.36%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Section 457 Contract | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate FundSeeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncMoneyMarketPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital
Portfolio Company Name [Text Block]	Mutual of AmericaMoney Market Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	1.31%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	0.56%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncMidTermBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundPrimary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital.
Portfolio Company Name [Text Block]	Mutual of AmericaMid-Term Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	(7.66%)
Average Annual Total Returns, 5 Years [Percent]	0.27%
Average Annual Total Returns, 10 Years [Percent]	1.04%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncBondPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income, with preservation of shareholders’ capital a secondary objective
Portfolio Company Name [Text Block]	Mutual of America Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(12.79%)
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	1.13%
Section 457 Contract | PIMCOVariableInsuranceTrustRealReturnPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed IncomeSeeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust Real Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Section 457 Contract | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks to track the performance of a broad, market-weighted bond index
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Section 457 Contract | MutualofAmericaInvestmentCorporationCompositeFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.
Portfolio Company Name [Text Block]	Mutual of AmericaComposite Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(12.02%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Section 457 Contract | FidelityVIPAssetManagerPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(14.94%)
Average Annual Total Returns, 5 Years [Percent]	3.75%
Average Annual Total Returns, 10 Years [Percent]	5.66%
Section 457 Contract | CalvertVPSRIBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio
Portfolio Company Adviser [Text Block]	Calvert Research and Management.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.41%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncConservativeAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks current income and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	Mutual of AmericaConservative Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(12.44%)
Average Annual Total Returns, 5 Years [Percent]	2.88%
Average Annual Total Returns, 10 Years [Percent]	4.41%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncModerateAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income
Portfolio Company Name [Text Block]	Mutual of AmericaModerate Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(13.91%)
Average Annual Total Returns, 5 Years [Percent]	4.57%
Average Annual Total Returns, 10 Years [Percent]	6.82%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncAggressiveAllocationPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	Mutual of AmericaAggressive Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(15.24%)
Average Annual Total Returns, 5 Years [Percent]	5.37%
Average Annual Total Returns, 10 Years [Percent]	8.38%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosIncRetirementIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	Mutual of AmericaRetirement Income Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	(11.12%)
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	3.89%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2015RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2015Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	(12.38%)
Average Annual Total Returns, 5 Years [Percent]	2.67%
Average Annual Total Returns, 10 Years [Percent]	5.30%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2020RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2020Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(13.06%)
Average Annual Total Returns, 5 Years [Percent]	3.27%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2025RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2025Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(13.56%)
Average Annual Total Returns, 5 Years [Percent]	3.91%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2030RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2030Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	(14.14%)
Average Annual Total Returns, 5 Years [Percent]	4.73%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2035RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2035Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	(15.20%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2040RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2040Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(15.37%)
Average Annual Total Returns, 5 Years [Percent]	5.65%
Average Annual Total Returns, 10 Years [Percent]	8.91%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2045RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2045Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(15.59%)
Average Annual Total Returns, 5 Years [Percent]	5.66%
Average Annual Total Returns, 10 Years [Percent]	8.94%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2050RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2050Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	(15.66%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Section 457 Contract | MutualofAmericaInvestmentCorporation2050RetirementFundMember
Prospectus:
Average Annual Total Returns, 10 Years [Percent]	8.97%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2055RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2055Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(15.77%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Section 457 Contract | MutualofAmericaVariableInsurancePortfoliosInc2060RetirementPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2060Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(15.72%)
Section 457 Contract | MutualofAmericaInvestmentCorporation2065RetirementFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	Mutual of America2065Retirement Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(15.54%)
Section 457 Contract | OptionalLoansMember
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 350
Optional Benefit Expense, Current [Dollars]	15
Optional Benefit Expense, Minimum [Dollars]	$ 75
Optional Benefit Expense, Footnotes [Text Block]	For collateralized loans, the maximum loan interest rate is 3% higher than the interest rate credited to amounts held in the General Account. For uncollateralized loans, the maximum loan interest is the Prime Rate +1%.
Name of Benefit [Text Block]	Optional Loans
Purpose of Benefit [Text Block]	To borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 350
Optional Benefit Expense, Current [Dollars]	15
Optional Benefit Expense, Minimum [Dollars]	$ 75
Optional Benefit Expense, Footnotes [Text Block]	For collateralized loans, the maximum loan interest rate is 3% higher than the interest rate credited to amounts held in the General Account. For uncollateralized loans, the maximum loan interest is the Prime Rate +1%.
Brief Restrictions / Limitations [Text Block]	If you have a loan under a Plan secured by all or part of your Account Value, we restrict your transfer or withdrawal from the General Account of the loan collateral security amount. In certain 401(k) Plans, loans may be made under a trust, which may not be secured by any amounts held under a contract.
Name of Benefit [Text Block]	Optional Loans
Section 457 Contract | CollateralizedLoansMember
Prospectus:
Other Transaction Fee, Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Other Annual Expense (of Other Amount), Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Section 457 Contract | UncollateralizedLoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 350
Other Transaction Fee, Current [Dollars]	$ 75
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Other Annual Expense, Current [Dollars]	$ 15
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.00%
Section 457 Contract | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death benefit during accumulation period equal to Account Value
Purpose of Benefit [Text Block]	To provide a death benefit to one or more Beneficiaries, upon the death of the during the accumulation period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Death benefit amount is reduced by the amount of any outstanding loans and interest
Name of Benefit [Text Block]	Death benefit during accumulation period equal to Account Value